Subsequent Events (Details)					1 Months Ended	12 Months Ended
	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 20, 2024 $ / shares shares	Mar. 19, 2024	Apr. 25, 2022 shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 15, 2023 USD ($)	Nov. 15, 2023 CHF (SFr)
Subsequent Event [Line Items]
Unsecured loans (in Francs)							$ 1,000,000	SFr 875,000
Addendums to short term loan agreements						the Company entered into two addendums to the Short Term Loan Agreements with Ronald Hafner, the Company’s Chairman of the Board of Directors. These addendums extend the maturity date under the Loan Agreements to June 30, 2025, for the aggregate amount of CHF 750,000.
Direct offering of common shares (in Shares) | shares				3,015,384
Short Term Loan [Member]
Subsequent Event [Line Items]
Unsecured loans (in Francs) | SFr								SFr 875,000
Short term loan						$ 1,000,000
Percentage of loans bear interest						10.00%
Forecast [Member]
Subsequent Event [Line Items]
License upfront payment					$ 170,000
Gross proceeds	$ 1,750,000
Forecast [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Direct offering of common shares (in Shares) | shares	3,500,000
Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Agreement rate			5.00%
Agreement range					100,000
Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Agreement rate			30.00%
Agreement range					$ 300,000
Forecast [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Direct offering of common shares (in Shares) | shares		7,000,000
Purchase price per share (in Dollars per share) | $ / shares		$ 0.25
Forecast [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 0.25